UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21584

Victory Institutional Funds
(Exact name of registrant as specified in charter)

4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio		44144
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		866-689-6999

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2019

Item 1. Schedule of Investments.

Victory Institutional Funds	Schedule of Portfolio Investments
Victory Institutional Diversified Stock Fund	January 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (80.0%)

Communication Services (9.0%):
Alphabet, Inc., Class C(a)	96	$107
Comcast Corp., Class A	1,880	69
Facebook, Inc., Class A(a)	234	39
Netflix, Inc.(a)	49	17
Nexstar Broadcasting Group, Inc., Class A	603	50
The Walt Disney Co.	296	33
T-Mobile US, Inc.(a)	704	49
Verizon Communications, Inc.	569	31
		395
Consumer Discretionary (9.8%):
Amazon.com, Inc.(a)	60	103
Asbury Automotive Group, Inc.(a)	507	36
AutoZone, Inc.(a)	53	45
Burlington Stores, Inc.(a)	251	43
Dollar General Corp.	415	48
O’Reilly Automotive, Inc.(a)	98	34
Penske Automotive Group, Inc.	664	31
Ross Stores, Inc.	275	25
The Home Depot, Inc.	356	65
		430
Consumer Staples (2.3%):
PepsiCo, Inc.	332	37
Wal-Mart Stores, Inc.	670	65
		102
Energy (4.3%):
Chevron Corp.	518	60
Exxon Mobil Corp.	414	30
Occidental Petroleum Corp.	255	17
Phillips 66	505	48
Valero Energy Corp.	384	34
		189
Financials (14.1%):
Ally Financial, Inc.	1,881	49
Athene Holding Ltd., Class A(a)	721	31
Bank of America Corp.	1,439	41
Berkshire Hathaway, Inc., Class B(a)	379	78
Cathay General Bancorp	1,123	42
Discover Financial Services	648	44
E*TRADE Financial Corp.	957	45
Essent Group Ltd.(a)	1,140	45
JPMorgan Chase & Co.	364	38
Regions Financial Corp.	1,714	26
ServisFirst Bancshares, Inc.	541	18
SVB Financial Group(a)	196	46
Synovus Financial Corp.	1,690	59
TD Ameritrade Holding Corp.	954	53
		615
Health Care (11.2%):
AbbVie, Inc.	728	58
Anthem, Inc.	74	22
Biogen, Inc.(a)	181	61
Bristol-Myers Squibb Co.	418	21
Celgene Corp.(a)	303	27
Cigna Corp.	154	31
HCA Holdings, Inc.	367	51
Innoviva, Inc.(a)	1,535	26
Johnson & Johnson	250	34
Medtronic PLC	178	16
Merck & Co., Inc.	309	23

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Pfizer, Inc.	386	$16
UnitedHealth Group, Inc.	181	49
Universal Health Services, Inc., Class B	400	52
		487
Industrials (12.2%):
Air Lease Corp.	1,298	49
Allison Transmission Holdings, Inc.	1,071	52
Comfort Systems USA, Inc.	860	41
Herman Miller, Inc.	797	27
J.B. Hunt Transport Services, Inc.	314	34
Marten Transport Ltd.	756	15
Norfolk Southern Corp.	291	49
PACCAR, Inc.	503	33
SkyWest, Inc.	517	26
The Boeing Co.	205	79
Union Pacific Corp.	415	66
United Rentals, Inc.(a)	321	40
United Technologies Corp.	183	22
		533
Information Technology (16.5%):
Apple, Inc.	638	106
Broadcom, Inc.	236	63
CDW Corp. of Delaware	424	35
Cisco Systems, Inc.	1,577	75
Euronet Worldwide, Inc.(a)	322	37
Intel Corp.	951	45
KEMET Corp.	1,392	25
Mastercard, Inc., Class A	118	25
Microsoft Corp.	1,515	159
ON Semiconductor Corp.(a)	1,896	38
PayPal Holdings, Inc.(a)	202	18
Visa, Inc., Class A	174	23
Vishay Intertechnology, Inc.	900	18
Zebra Technologies Corp., Class A(a)	285	49
		716
Materials (0.6%):
Packaging Corp. of America	265	25
Total Common Stocks (Cost $3,050)		3,492

Exchange-Traded Funds (9.4%)
SPDR S&P 500 ETF Trust	1,528	412
Total Exchange-Traded Funds (Cost $401)		412

Total Investments (Cost $3,451) — 89.4%		3,904

Other assets in excess of liabilities — 10.6%		463

NET ASSETS - 100.00%		$4,367

(a)      Non-income producing security.

ETF—Exchange-Traded Fund

PLC—Public Limited Company

See notes to schedules of portfolio investments.

Notes to Schedules of Portfolio Investments
Victory Institutional Funds	January 31, 2019
(Unaudited)

1. Organization:

The Victory Institutional Funds (the “Trust”) currently offers shares of one fund, the Institutional Diversified Stock Fund (the “Fund”). The Fund seeks to provide long-term growth of capital.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its Schedule of Portfolio Investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the Schedule of Portfolio Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts at the date of the Schedule of Portfolio Investments. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds (“ETFs”), American Depositary Receipts (“ADRs”) and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Notes to Schedules of Portfolio Investments - continued
Victory Institutional Funds	January 31, 2019
(Unaudited)

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”). These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

A summary of the valuations as of January 31, 2019, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedule of Portfolio Investments (in thousands):

	Level 1 - Quoted Prices	Total
	Investments in Securities	Investments in Securities
Investment
Common Stocks	$3,492	$3,492
Exchange-Traded Funds	412	412
Total	$3,904	$3,904

For the period ended January 31, 2019, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investment Companies:

Exchange-Traded Funds:

The Fund may invest in ETFs. ETFs are a type of index fund, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value bythe methods established by the board of directors of the underlying funds.

Notes to Schedules of Portfolio Investments - continued
Victory Institutional Funds	January 31, 2019
(Unaudited)

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement (“MSLA”) with Citibank, N.A (“Citibank” or the “Agent”). Under the terms of the MSLA, the Fund may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral.  Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit.  The cash collateral is invested in short-term instruments or cash equivalents as noted on the Fund’s Schedule of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Fund’s Schedule of Portfolio Investments. The Fund continues to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Fund pays various fees in connection with the investment of cash collateral. The Fund pays the Agent fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by the Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

As of January 31, 2019, the Fund had no securities on loan.

3. Risks:

The Fund may be subject to other risks in addition to these identified risks.

An investment in the Fund’s shares represents an indirect investment in the securities owned by the Fund, some of which will be traded on a national securities exchange or in the over-the-counter markets.  The value of the securities in which the Fund invests, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Fund invests may affect the value of the Fund’s shares.  An investment in the Fund’s shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Fund’s distributions.

Notes to Schedules of Portfolio Investments - continued
Victory Institutional Funds	January 31, 2019
(Unaudited)

The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties for financial instruments entered into by the Fund. The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Fund’s Adviser, Victory Capital Management Inc., to be of comparable quality.

4. Recent Accounting Pronouncements:

In October 2016, the Securities and Exchange Commission (“SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule introduced Form N-PORT as a new regulatory reporting form for investment companies.  The Fund’s compliance date for Form N-PORT was June 1, 2018, and the Fund will make its initial filing with the SEC on Form N-PORT for the period ending April 30, 2019. Effective with the period ended June 30, 2018, the Fund was required to maintain, and make available to the SEC upon request, the information required to be included in Form N-PORT. Form N-PORT will replace Form N-Q filings effective with the requirement to file each fiscal quarter monthly reports on Form N-PORT with the SEC beginning with the fiscal quarter ending April 30, 2019. The Fund’s adoption of the amendment has no effect on the net assets or results of operations.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurements. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. As permitted, the Fund has early adopted ASU 2018-13 with the Schedule of Portfolio Investments prepared as of January 31, 2019.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Victory Institutional Funds

By (Signature and Title)	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	March 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher K. Dyer
Christopher K. Dyer, Principal Executive Officer

Date	March 22, 2019

By (Signature and Title)	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	March 22, 2019